Income tax (expense)/credit - Current tax and Deferred tax (Details) - GBP (£) £ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Jun. 30, 2022
Current tax
Total current tax expense		£ (408)	£ (77)	£ (503)	£ (469)
Deferred tax
Origination and reversal of temporary differences		(2,541)	742	5,408	5,415
Total deferred tax credit		(2,541)	742	5,408	5,415		£ 29,431
Total tax expense
Total income tax (expense)/credit		(2,949)	665	4,905	4,946
Applicable tax rate							23.43%
Forecast
Total tax expense
Applicable tax rate						20.99%
UK and US
Current tax
Current tax on loss/profit for the period		(67)	(60)	£ (136)	(117)
US
Total tax expense
Applicable tax rate				21.00%
UK
Total tax expense
Applicable tax rate	25.00%
Other than UK and US
Current tax
Current tax on loss/profit for the period		£ (341)	£ (17)	£ (367)	£ (352)